PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2019	2020
Computer equipment and application software	$293	$336
Furniture and vehicles	309	223
Leasehold improvements	321	321
Total	923	880
Less: Provision for impairment	(503)	(503)
Less: Accumulated depreciation	(267)	(332)
Property and equipment, net	$153	$45

Depreciation expense from continuing operations was $161, $168 and $41 for the years ended December 31, 2018, 2019 and 2020, respectively.

Impairment loss was $nil, $503, and $nil for the years ended December 31, 2018, 2019 and 2020, respectively.